Schedule of Disposal Groups, Including Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Current assets:
Total current assets	$ 2,640		$ 2,640
Current liabilities:
Total current liabilities	3,124		3,124
Other income (expense), net
Loss before income taxes	(531)	$ (350)	(1,866)	$ (1,812)
Craft C+P [Member]
Current assets:
Cash	135		135		$ 96
Trade receivables, net	756		756		396
Inventories	1,071		1,071		526
Prepaid expenses and other current assets	678		678		250
Total current assets	2,640		2,640		1,268
Property and equipment, net	4,156		4,156		4,598
Right-of-use assets	1,415		1,415		1,923
Intangible assets, net	517		517		827
Other assets, net	210		210		321
Total Assets	8,938		8,938		8,937
Current liabilities:
Accounts payable	2,130		2,130		1,014
Accrued liabilities	266		266		110
Deferred revenue	42		42		88
Current portion of lease liabilities	686		686		665
Total current liabilities	3,124		3,124		1,877
Lease liabilities, net of current portion	843		843		1,366
Total liabilities	$ 3,967		3,967		$ 3,243
Sales			6,775	5,637
Less customer programs and excise taxes			117	79
Net sales			6,658	5,558
Cost of sales			6,322	5,378
Gross profit			336	180
Operating expenses:
Sales and marketing expenses			45	81
General and administrative expenses			2,355	2,103
Gain on disposal of property and equipment			(195)	(171)
Total operating expenses			2,205	2,013
Loss from operations			(1,869)	(1,833)
Other income (expense), net
Interest expense				(12)
Other income			3	33
Total other income, net			3	21
Loss before income taxes			(1,866)	(1,812)
Provision for income taxes
Net loss			$ (1,866)	$ (1,812)